Leases - Components of Operating Lease Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Components of Operating Lease Expense [Line Items]
Amortization of right-of-use assets	¥ 8,158	$ 1,250	¥ 5,260
Expense for short-term leases within 12 months			592
Interest of lease liabilities	679	104	543
Operating lease rental expense	¥ 8,837	$ 1,354	¥ 6,395